Note 24 - Provisions. Provisions for Taxes, Legal Contingents and Other Provisions. Changes Over the Period (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions or reversal of provisions Abstract
Total Provisions for Taxes, Legal Contingents and Other Provisions at the beginning	€ 1,134,000,000	€ 1,286,000,000	€ 1,425,000,000
Aditions	555,000,000	396,000,000	455,000,000
Acquisitions Of Subsidiaries	0	0	0
AmountsReversedDuringThePeriod	(215,000,000)	(96,000,000)	(184,000,000)
Amounts Used	(383,000,000)	(453,000,000)	(410,000,000)
Total Provisions for Taxes, Legal Contingents and Other Provisions at the end	€ 1,091,000,000	€ 1,134,000,000	€ 1,286,000,000